Segment reporting (Tables)	6 Months Ended
Mar. 31, 2020
Segment reporting
Schedule of segment results on a cash earnings basis

	Half Year March 2020
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	4,177	2,438	655	940	456	8,666
Net fee income	272	272	283	67	(139)	755
Net wealth management and insurance income	(13)	382	-	78	34	481
Trading income	48	62	301	18	-	429
Other income	6	(10)	19	4	(9)	10
Net operating income before operating expenses and impairment charges	4,490	3,144	1,258	1,107	342	10,341
Operating expenses	(2,024)	(1,468)	(654)	(516)	(1,498)	(6,160)
Impairment (charges)/benefits	(448)	(805)	(315)	(200)	(470)	(2,238)
Profit before income tax	2,018	871	289	391	(1,626)	1,943
Income tax expense	(608)	(267)	(113)	(110)	149	(949)
Net profit attributable to NCI	-	-	(1)	-	-	(1)
Cash earnings for the period	1,410	604	175	281	(1,477)	993
Net cash earnings adjustments	-	(63)	-	11	249	197
Net profit attributable to owners of WBC	1,410	541	175	292	(1,228)	1,190
Balance sheet
Loans	388,820	166,212	80,416	84,778	(548)	719,678
Deposits and other borrowings	210,775	146,952	112,478	70,725	41,990	582,920

	Half Year Sept 2019
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	4,094	2,538	700	915	317	8,564
Net fee income	296	233	291	88	(79)	829
Net wealth management and insurance income	231	455	-	96	(82)	700
Trading income	49	52	338	12	(8)	443
Other income	8	(19)	(19)	(7)	53	16
Net operating income before operating expenses and impairment charges	4,678	3,259	1,310	1,104	201	10,552
Operating expenses	(1,901)	(1,460)	(631)	(486)	(512)	(4,990)
Impairment (charges)/benefits	(317)	(194)	(31)	24	57	(461)
Profit before income tax	2,460	1,605	648	642	(254)	5,101
Income tax expense	(737)	(483)	(176)	(181)	32	(1,545)
Net profit attributable to NCI	-	-	(2)	-	(1)	(3)
Cash earnings for the period	1,723	1,122	470	461	(223)	3,553
Net cash earnings adjustments	-	(40)	-	4	94	58
Net profit attributable to owners of WBC	1,723	1,082	470	465	(129)	3,611
Balance sheet
Loans	392,149	169,432	75,353	78,005	(169)	714,770
Deposits and other borrowings	210,625	146,531	101,262	60,801	44,028	563,247

	Half Year March 2019
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	3,915	2,487	743	945	299	8,389
Net fee income	309	234	319	75	(111)	826
Net wealth management and insurance income	194	444	-	81	(396)	323
Trading income	44	54	357	25	(16)	464
Other income	7	14	6	53	21	101
Net operating income before operating expenses and impairment charges	4,469	3,233	1,425	1,179	(203)	10,103
Operating expenses	(1,867)	(1,394)	(653)	(453)	(674)	(5,041)
Impairment (charges)/benefits	(272)	(70)	(15)	(14)	38	(333)
Profit before income tax	2,330	1,769	757	712	(839)	4,729
Income tax expense	(694)	(531)	(210)	(188)	193	(1,430)
Net profit attributable to NCI	-	-	(3)	-	-	(3)
Cash earnings for the period	1,636	1,238	544	524	(646)	3,296
Net cash earnings adjustments	-	(5)	-	(5)	(113)	(123)
Net profit attributable to owners of WBC	1,636	1,233	544	519	(759)	3,173
Balance sheet
Loans	390,846	168,580	76,485	78,608	(222)	714,297
Deposits and other borrowings	207,179	141,258	95,690	62,374	48,506	555,007

Schedule of reconciliation of cash earnings to net profit

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Cash earnings	993	3,553	3,296	(72)	(70)
Fair value (gain)/loss on economic hedges	219	90	(125)	143	large
Ineffective hedges	24	15	5	60	large
Adjustments related to Pendal	(63)	(40)	(5)	58	large
Treasury shares	17	(7)	2	large	large
Total cash earnings adjustment (post-tax)	197	58	(123)	large	large
Net profit attributable to owners of WBC	1,190	3,611	3,173	(67)	(62)